Certificates of Deposit	6 Months Ended
Mar. 31, 2012
Certificates of Deposit
Certificates of Deposit

3.         Certificates of Deposit

All certificate of deposit investments have an original maturity of more than three months but less than three years and are stated at original purchase price which approximates fair value.  As of March 31, 2012 and September 30, 2011, we have pledged a $300,000 certificate of deposit as collateral for two loans currently outstanding with Iowa State Bank.